UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/99
Institutional Investment Manager Filing this report:
Name: Ambs Investment Counsel, L.L.C.
Address: 203-B Waters Building
161 Ottawa Ave., NW
Grand Rapids, MI 49503
Form 13F File Number:028-03412
Person Signing this Report on Behalf of Reporting Manager:
Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: (616) 454-4535
Signature, Place, and Date of Signing:
Grand Rapids, MI 02/01/00
[x] 13F HOLDINGS REPORT.
Form 13F File Number Name
028-03412


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     8397 115725.000SH      SOLE                52775.000         62950.000
AT&T                           COM              001957109      151 2976.000 SH       SOLE                                   2976.000
                                                               233 4584.000 SH       OTHER                              4584.000
Alcoa                          COM              013817101     6389 76975.000SH       SOLE                33050.000         43925.000
American Home Products         COM              026609107      247 6300.000 SH       SOLE                                   6300.000
American International Group   COM              026874107     2113 19545.000SH       SOLE                 1931.000         17614.000
Andrew Corporation             COM                            5917 312450.000SH      SOLE               109200.000        203250.000
Apache Corp.                   COM              037411105      866 23450.000SH       SOLE                 1100.000         22350.000
Atmos Energy                   COM              049560105      802 39250.000SH       SOLE                 4400.000         34850.000
Automatic Data Processing      COM              053015103      323 6000.000 SH       SOLE                                   6000.000
BP Amoco PLC Spons ADR         COM              055622104     1433 24159.000SH       SOLE                                  24159.000
                                                               238 4012.000 SH       OTHER                             4012.000
Bell Atlantic                  COM              077853109      211 3424.000 SH       SOLE                  100.000          3324.000
                                                               238 3860.000 SH       OTHER                              3860.000
Bell South Ind                 COM              079860102      337 7196.000 SH       SOLE                                   7196.000
                                                               230 4912.000 SH       OTHER                              4912.000
Bristol Myers Squibb           COM              110122108     2364 36825.000SH       SOLE                 5300.000         31525.000
Cable Design Technologies      COM              126924109     7430 323051.000SH      SOLE               136190.000        186861.000
Canadian National Railway      COM              136375102     5657 213466.000SH      SOLE                88428.000        125038.000
Carnival Corp Class A          COM              143658102     9147 191305.000SH      SOLE                65767.000        125538.000
Chase Manhattan Corp.          COM              163722101     4541 58450.000SH       SOLE                24300.000         34150.000
Citizens Banking Corp.         COM              174420109      210 9383.000 SH       SOLE                                   9383.000
Coca-Cola Company              COM              191216100      875 15030.000SH       SOLE                                  15030.000
Colgate Palmolive              COM              194162103     2653 40820.000SH       SOLE                  900.000         39920.000
Comerica Inc                   COM              200340107     2455 52580.000SH       SOLE                  750.000         51830.000
DPL Inc                        COM              233293109     1572 90813.000SH       SOLE                 4012.000         86801.000
Diebold, Inc.                  COM              253651103     4919 209317.000SH      SOLE                81717.000        127600.000
Disney Co                      COM              254687106      271 9250.000 SH       SOLE                                   9250.000
Dupont                         COM              263534109      485 7358.000 SH       SOLE                                   7358.000
Eastman Kodak                  COM              277461109     5276 79633.000SH       SOLE                36283.000         43350.000
Elan Corp. PLC ADR             COM              284131208     6727 228050.000SH      SOLE                93650.000        134400.000
Electronic Data System Corp.   COM              370442402    10162 151808.000SH      SOLE                56933.000         94875.000
Emerson Electric Company       COM              291011104      491 8550.000 SH       SOLE                                   8550.000
Enron                          COM              293561106      417 9408.000 SH       SOLE                                   9408.000
Equity Office Properties Trust COM              294741103     2745 111482.000SH      SOLE                55728.000         55754.000
Equity Residential Properties  COM              29476L107     2916 68300.000SH       SOLE                13000.000         55300.000
Everest Reinsurance Holdings,  COM              299808105     3773 169110.000SH      SOLE                70950.000         98160.000
Exxon Mobil Corporation        COM              302316102     6038 74951.169SH       SOLE                26232.105         48719.064
                                                               339 4208.000 SH       OTHER                              4208.000
Fannie Mae                     COM              313586109     7880 126210.000SH      SOLE                40990.000         85220.000
Foremost Corp                  COM              345469100      565 19900.000SH       SOLE                                  19900.000
GTE Corporation                COM              362320103     7408 104981.000SH      SOLE                38400.000         66581.000
General Electric               COM              369604103    14097 91093.000SH       SOLE                21528.000         69565.000
Hasbro Inc.                    COM              418056107     4624 244187.000SH      SOLE               103812.000        140375.000
Herman Miller Inc.             COM              600544100     1504 65380.000SH       SOLE                 4700.000         60680.000
Hewlett Packard Company        COM              428236103      464 4075.000 SH       SOLE                                   4075.000
Honeywell International, Inc.  COM              438516106     7038 122007.000SH      SOLE                47250.000         74757.000
IBM                            COM              459200101     7685 71237.000SH       SOLE                26892.000         44345.000
Intel Corp                     COM              458140100      873 10600.000SH       SOLE                                  10600.000
JLG Industries                 COM              466210101     1737 109000.000SH      SOLE                                 109000.000
Johnson & Johnson              COM              478160104      863 9253.000 SH       SOLE                                   9253.000
K-Mart Corp                    COM              482584109     3738 371441.000SH      SOLE               146066.000        225375.000
Kellwood Corp                  COM              488044108     4685 241038.000SH      SOLE                77216.000        163822.000
LM Ericsson Telephone Co. ADR  COM              294821400      211 3210.000 SH       SOLE                                   3210.000
Lucent Technologies            COM              549463107      197 2621.000 SH       SOLE                                   2621.000
                                                               297 3960.000 SH       OTHER                              3960.000
MBIA Inc                       COM              55262C100     5951 112681.000SH      SOLE                37366.000         75315.000
MCI Worldcom, Inc.             COM              55268B106     6131 115552.000SH      SOLE                48502.500         67049.500
MCN Corp                       COM              55267J100      746 31400.000SH       SOLE                 1500.000         29900.000
McDonalds Corp                 COM              580135101     1009 25030.000SH       SOLE                                  25030.000
Mediaone Group Inc.            COM              58440J104      146 1900.000 SH       SOLE                                   1900.000
                                                               122 1592.000 SH       OTHER                              1592.000
Medtronic Inc                  COM              585055106      681 18700.000SH       SOLE                                  18700.000
Mercantile Bankshares Corp.    COM              587405101     4138 129575.000SH      SOLE                52650.000         76925.000
Merck & Company                COM              589331107     5310 79033.000SH       SOLE                30750.000         48283.000
Microsoft Corp.                COM              594918104      280 2400.000 SH       SOLE                                   2400.000
Minnesota Mining & Mfg         COM              604059105      296 3026.000 SH       SOLE                                   3026.000
Motorola                       COM              620076109      258 1750.000 SH       SOLE                                   1750.000
Nabors Industries              COM              629568106     7150 231125.000SH      SOLE               119850.000        111275.000
National City Corp.            COM              635405103     2990 126216.000SH      SOLE                57375.000         68841.000
                                                                84 3548.000 SH       OTHER                              3548.000
NiSource, Inc.                 COM              629140104     3276 183266.000SH      SOLE                81866.000        101400.000
Old Kent Financial Corp        COM              679833103     1699 48034.000SH       SOLE                  574.000         47460.000
                                                               786 22213.000SH       OTHER                             22213.000
PepsiCo                        COM              713448108      437 12400.000SH       SOLE                                  12400.000
Pfizer                         COM              717081103      656 20220.000SH       SOLE                                  20220.000
Proctor & Gamble               COM              742718109      608 5550.000 SH       SOLE                                   5550.000
Regis Corp.                    COM              758932107     6410 339591.000SH      SOLE               138841.000        200750.000
Royal Dutch Petroleum          COM              780257705      509 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      904 18550.000SH       SOLE                                  18550.000
                                                               520 10665.000SH       OTHER                             10665.000
SPX Corp                       COM              784635104     6915 85564.000SH       SOLE                27183.000         58381.000
Santa Fe International         COM              G7805C108      398 15400.000SH       SOLE                 1200.000         14200.000
Sara Lee                       COM              803111103      402 18216.000SH       SOLE                                  18216.000
Schering Plough                COM              806605101     2439 57548.000SH       SOLE                  200.000         57348.000
Schlumberger                   COM              806857108     1446 25771.000SH       SOLE                 1550.000         24221.000
Shell Transport & Trading      COM              822703609      856 17475.000SH       SOLE                  300.000         17175.000
Sykes Enterprises              COM              871237103     7038 160400.000SH      SOLE                62750.000         97650.000
Tyco International Ltd New     COM              902124106     9685 248329.192SH      SOLE                86380.000        161949.192
USX-Marathon Group             COM              902905827     3361 136133.000SH      SOLE                66908.000         69225.000
WalMart Stores                 COM              931142103      207 3000.000 SH       SOLE                                   3000.000
Walgreen Co.                   COM              931422109      260 8900.000 SH       SOLE                                   8900.000
Warner Lambert Co.             COM              934488107      203 2480.000 SH       SOLE                                   2480.000
Wells Fargo & Co.              COM              949740104       75 1850.000 SH       SOLE                                   1850.000
                                                               607 15000.000SH       OTHER                             15000.000

Form 13F Summary Page
Report Summary:
Number of other included managers: none
Form 13F Information Table Entry Total: 95
Form 13F Information Table Value Total: 258442
(thousands)